Share based compensation - Share Options Issued (Details) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2022	Aug. 11, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)					0
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)		5,150,000
Exercise price (in dollars per share)		$ 2.00	$ 4.75	$ 2.00	$ 0
Share price (in dollars per share)							$ 1.40
Share options | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)	1,333,334
Exercise price (in dollars per share)	$ 4.00
Share price (in dollars per share)						$ 3.96
Share options | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)	1,333,333
Exercise price (in dollars per share)	$ 4.75
Share price (in dollars per share)						3.96
Share options | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation (in shares)	1,333,333
Exercise price (in dollars per share)	$ 5.50
Share price (in dollars per share)						$ 3.96